Financial Instruments and Risk Management (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Financial Instruments and Risk Management [Abstract]
Percentage of hydrocarbon output	50.00%	50.00%
Net foreign exchange risk exposure (in Dollars)		$ 218.4		$ 267.4
Percentage of foreign exchange	10.00%	10.00%
Foreign exchange gain or loss (in Dollars)	$ 31.4		$ 39.7
Trade receivables percentage	99.00%	99.00%	100.00%	100.00%
Interest receivables percentage	100.00%	100.00%	100.00%	100.00%
Received amount (in Dollars)	$ 6.6